Significant Accounting Policies - Line of Business Financial Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statement
Securities gains (losses), net	$ (15)	$ (31)	$ (78)
Other intangibles	274	299	367
Total noninterest expense	10,456	9,911	9,383
Provision for credit losses	1,882	2,343	4,356
Net income	5,490	4,788	3,265
Net (income) loss attributable to noncontrolling interests	157	84	52
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,099	2,123
Net interest income (taxable-equivalent basis), Percent change	(1.10%)
Noninterest income	1,224	1,222
Noninterest income, Percent change	0.20%
Securities gains (losses), net, Percent change
Total net revenue	3,323	3,345
Total net revenue, Percent change	(0.70%)
Noninterest expense, Percent change	1.00%
Total noninterest expense, Percent change	0.90%
Income before provision and income taxes, Percent change	(1.60%)
Provision for credit losses, Percent change	(99.80%)
Income before income taxes, Percent change	23.60%
Income taxes and taxable-equivalent adjustment, Percent change	23.80%
Net income, Percent change	23.40%
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	22.90%
Noninterest expense	1,266	1,254
Other intangibles	16	16
Total noninterest expense	1,282	1,270
Income before provision and income taxes	2,041	2,075
Provision for credit losses	1	424
Income before income taxes	2,040	1,651
Income taxes and taxable-equivalent adjustment	743	600
Net income	1,297	1,051
Net (income) loss attributable to noncontrolling interests		4
Net income attributable to U.S. Bancorp	1,297	1,055
Average Balance Sheet
Commercial	45,171	37,396
Commercial, Percent change	20.80%
Commercial real estate	19,658	19,293
Commercial real estate, Percent change	1.90%
Residential mortgages	59	67
Residential mortgages, Percent change	(11.90%)
Credit card, Percent change
Other retail	7	5
Other retail, Percent change	40.00%
Total loans, excluding covered loans	64,895	56,761
Total loans, excluding covered loans, Percent change	14.30%
Covered loans	914	1,493
Covered loans, Percent change	(38.80%)
Total loans	65,809	58,254
Total loans, Percent change	13.00%
Goodwill	1,604	1,604
Other intangible assets	36	52
Other intangible assets, Percent change	(30.80%)
Assets	71,698	64,088
Assets, Percent change	11.90%
Noninterest-bearing deposits	31,102	25,183
Noninterest-bearing deposits, Percent change	23.50%
Interest checking	10,343	12,687
Interest checking, Percent change	(18.50%)
Savings products	9,362	9,371
Savings products, Percent change	(0.10%)
Time deposits	17,161	14,523
Time deposits, Percent change	18.20%
Total deposits	67,968	61,764
Total deposits, Percent change	10.00%
Total U.S. Bancorp shareholders' equity	6,440	5,582
Total U.S. Bancorp shareholders' equity, Percent change	15.40%
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	4,731	4,599
Net interest income (taxable-equivalent basis), Percent change	2.90%
Noninterest income	3,567	2,745
Noninterest income, Percent change	29.90%
Securities gains (losses), net, Percent change
Total net revenue	8,298	7,344
Total net revenue, Percent change	13.00%
Noninterest expense, Percent change	7.20%
Other intangibles, Percent change	(30.70%)
Total noninterest expense, Percent change	6.60%
Income before provision and income taxes, Percent change	24.50%
Provision for credit losses, Percent change	(16.60%)
Income before income taxes, Percent change	71.10%
Income taxes and taxable-equivalent adjustment, Percent change	71.50%
Net income, Percent change	70.90%
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	71.00%
Noninterest expense	4,986	4,651
Other intangibles	52	75
Total noninterest expense	5,038	4,726
Income before provision and income taxes	3,260	2,618
Provision for credit losses	1,160	1,391
Income before income taxes	2,100	1,227
Income taxes and taxable-equivalent adjustment	765	446
Net income	1,335	781
Net (income) loss attributable to noncontrolling interests	(1)	(1)
Net income attributable to U.S. Bancorp	1,334	780
Average Balance Sheet
Commercial	8,218	7,391
Commercial, Percent change	11.20%
Commercial real estate	16,135	15,539
Commercial real estate, Percent change	3.80%
Residential mortgages	39,826	33,248
Residential mortgages, Percent change	19.80%
Credit card, Percent change
Other retail	45,596	45,760
Other retail, Percent change	(0.40%)
Total loans, excluding covered loans	109,775	101,938
Total loans, excluding covered loans, Percent change	7.70%
Covered loans	7,523	8,405
Covered loans, Percent change	(10.50%)
Total loans	117,298	110,343
Total loans, Percent change	6.30%
Goodwill	3,516	3,520
Goodwill, Percent change	(0.10%)
Other intangible assets	1,787	2,043
Other intangible assets, Percent change	(12.50%)
Assets	134,372	124,399
Assets, Percent change	8.00%
Noninterest-bearing deposits	20,510	17,941
Noninterest-bearing deposits, Percent change	14.30%
Interest checking	29,947	26,620
Interest checking, Percent change	12.50%
Savings products	43,431	40,555
Savings products, Percent change	7.10%
Time deposits	23,838	24,446
Time deposits, Percent change	(2.50%)
Total deposits	117,726	109,562
Total deposits, Percent change	7.50%
Total U.S. Bancorp shareholders' equity	11,279	9,433
Total U.S. Bancorp shareholders' equity, Percent change	19.60%
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	354	355
Net interest income (taxable-equivalent basis), Percent change	(0.30%)
Noninterest income	1,122	1,052
Noninterest income, Percent change	6.70%
Total net revenue	1,476	1,407
Total net revenue, Percent change	4.90%
Noninterest expense, Percent change	6.50%
Other intangibles, Percent change	11.10%
Total noninterest expense, Percent change	6.60%
Income before provision and income taxes, Percent change	(1.70%)
Income before income taxes, Percent change	(4.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(3.90%)
Net income, Percent change	(5.00%)
Net income attributable to U.S. Bancorp, Percent change	(5.00%)
Noninterest expense	1,152	1,082
Other intangibles	40	36
Total noninterest expense	1,192	1,118
Income before provision and income taxes	284	289
Provision for credit losses	15	7
Income before income taxes	269	282
Income taxes and taxable-equivalent adjustment	98	102
Net income	171	180
Net income attributable to U.S. Bancorp	171	180
Average Balance Sheet
Commercial	1,347	1,068
Commercial, Percent change	26.10%
Commercial real estate	587	576
Commercial real estate, Percent change	1.90%
Residential mortgages	399	386
Residential mortgages, Percent change	3.40%
Other retail	1,524	1,535
Other retail, Percent change	(0.70%)
Total loans, excluding covered loans	3,857	3,565
Total loans, excluding covered loans, Percent change	8.20%
Covered loans	11	12
Covered loans, Percent change	(8.30%)
Total loans	3,868	3,577
Total loans, Percent change	8.10%
Goodwill	1,473	1,463
Goodwill, Percent change	0.70%
Other intangible assets	171	184
Other intangible assets, Percent change	(7.10%)
Assets	6,528	6,008
Assets, Percent change	8.70%
Noninterest-bearing deposits	14,511	9,688
Noninterest-bearing deposits, Percent change	49.80%
Interest checking	3,950	3,199
Interest checking, Percent change	23.50%
Savings products	23,505	21,637
Savings products, Percent change	8.60%
Time deposits	5,090	5,548
Time deposits, Percent change	(8.30%)
Total deposits	47,056	40,072
Total deposits, Percent change	17.40%
Total U.S. Bancorp shareholders' equity	2,232	2,081
Total U.S. Bancorp shareholders' equity, Percent change	7.30%
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,548	1,354
Net interest income (taxable-equivalent basis), Percent change	14.30%
Noninterest income	3,192	3,242
Noninterest income, Percent change	(1.50%)
Total net revenue	4,740	4,596
Total net revenue, Percent change	3.10%
Noninterest expense, Percent change	3.40%
Other intangibles, Percent change	(3.50%)
Total noninterest expense, Percent change	2.80%
Income before provision and income taxes, Percent change	3.40%
Provision for credit losses, Percent change	36.80%
Income before income taxes, Percent change	(4.50%)
Income taxes and taxable-equivalent adjustment, Percent change	(4.50%)
Net income, Percent change	(4.60%)
Net (income) loss attributable to noncontrolling interests, Percent change	5.00%
Net income attributable to U.S. Bancorp, Percent change	(4.50%)
Noninterest expense	1,836	1,776
Other intangibles	166	172
Total noninterest expense	2,002	1,948
Income before provision and income taxes	2,738	2,648
Provision for credit losses	695	508
Income before income taxes	2,043	2,140
Income taxes and taxable-equivalent adjustment	744	779
Net income	1,299	1,361
Net (income) loss attributable to noncontrolling interests	(38)	(40)
Net income attributable to U.S. Bancorp	1,261	1,321
Average Balance Sheet
Commercial	5,962	5,640
Commercial, Percent change	5.70%
Credit card	16,653	16,084
Credit card, Percent change	3.50%
Other retail	810	898
Other retail, Percent change	(9.80%)
Total loans, excluding covered loans	23,425	22,622
Total loans, excluding covered loans, Percent change	3.50%
Covered loans	5	5
Total loans	23,430	22,627
Total loans, Percent change	3.50%
Goodwill	2,360	2,362
Goodwill, Percent change	(0.10%)
Other intangible assets	690	791
Other intangible assets, Percent change	(12.80%)
Assets	29,576	27,936
Assets, Percent change	5.90%
Noninterest-bearing deposits	643	673
Noninterest-bearing deposits, Percent change	(4.50%)
Interest checking	1,192	320
Savings products	39	30
Savings products, Percent change	30.00%
Total deposits	1,874	1,023
Total deposits, Percent change	83.20%
Total U.S. Bancorp shareholders' equity	5,686	5,280
Total U.S. Bancorp shareholders' equity, Percent change	7.70%
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,237	1,917
Net interest income (taxable-equivalent basis), Percent change	16.70%
Noninterest income	229	530
Noninterest income, Percent change	(56.80%)
Securities gains (losses), net	(15)	(31)
Securities gains (losses), net, Percent change	51.60%
Total net revenue	2,451	2,416
Total net revenue, Percent change	1.40%
Noninterest expense, Percent change	11.00%
Total noninterest expense, Percent change	11.00%
Income before provision and income taxes, Percent change	(3.70%)
Provision for credit losses, Percent change	(15.40%)
Income before income taxes, Percent change	(3.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(20.90%)
Net income, Percent change	(1.90%)
Net (income) loss attributable to noncontrolling interests, Percent change	62.00%
Net income attributable to U.S. Bancorp, Percent change	3.10%
Noninterest expense	942	849
Total noninterest expense	942	849
Income before provision and income taxes	1,509	1,567
Provision for credit losses	11	13
Income before income taxes	1,498	1,554
Income taxes and taxable-equivalent adjustment	110	139
Net income	1,388	1,415
Net (income) loss attributable to noncontrolling interests	196	121
Net income attributable to U.S. Bancorp	1,584	1,536
Average Balance Sheet
Commercial	132	121
Commercial, Percent change	9.10%
Commercial real estate	125	106
Commercial real estate, Percent change	17.90%
Residential mortgages	6	10
Residential mortgages, Percent change	(40.00%)
Other retail	1	1
Total loans, excluding covered loans	264	238
Total loans, excluding covered loans, Percent change	10.90%
Covered loans	4,705	6,388
Covered loans, Percent change	(26.30%)
Total loans	4,969	6,626
Total loans, Percent change	(25.00%)
Other intangible assets	4	5
Other intangible assets, Percent change	(20.00%)
Assets	100,675	95,833
Assets, Percent change	5.10%
Noninterest-bearing deposits	475	371
Noninterest-bearing deposits, Percent change	28.00%
Interest checking	1	1
Savings products	133	180
Savings products, Percent change	(26.10%)
Time deposits	477	186
Total deposits	1,086	738
Total deposits, Percent change	47.20%
Total U.S. Bancorp shareholders' equity	11,974	9,824
Total U.S. Bancorp shareholders' equity, Percent change	21.90%
Consolidated Company [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	10,969	10,348
Net interest income (taxable-equivalent basis), Percent change	6.00%
Noninterest income	9,334	8,791
Noninterest income, Percent change	6.20%
Securities gains (losses), net	(15)	(31)
Securities gains (losses), net, Percent change	51.60%
Total net revenue	20,288	19,108
Total net revenue, Percent change	6.20%
Noninterest expense, Percent change	5.90%
Other intangibles, Percent change	(8.40%)
Total noninterest expense, Percent change	5.50%
Income before provision and income taxes, Percent change	6.90%
Provision for credit losses, Percent change	(19.70%)
Income before income taxes, Percent change	16.00%
Income taxes and taxable-equivalent adjustment, Percent change	19.10%
Net income, Percent change	14.70%
Net (income) loss attributable to noncontrolling interests, Percent change	86.90%
Net income attributable to U.S. Bancorp, Percent change	15.90%
Noninterest expense	10,182	9,612
Other intangibles	274	299
Total noninterest expense	10,456	9,911
Income before provision and income taxes	9,832	9,197
Provision for credit losses	1,882	2,343
Income before income taxes	7,950	6,854
Income taxes and taxable-equivalent adjustment	2,460	2,066
Net income	5,490	4,788
Net (income) loss attributable to noncontrolling interests	157	84
Net income attributable to U.S. Bancorp	5,647	4,872
Average Balance Sheet
Commercial	60,830	51,616
Commercial, Percent change	17.90%
Commercial real estate	36,505	35,514
Commercial real estate, Percent change	2.80%
Residential mortgages	40,290	33,711
Residential mortgages, Percent change	19.50%
Credit card	16,653	16,084
Credit card, Percent change	3.50%
Other retail	47,938	48,199
Other retail, Percent change	(0.50%)
Total loans, excluding covered loans	202,216	185,124
Total loans, excluding covered loans, Percent change	9.20%
Covered loans	13,158	16,303
Covered loans, Percent change	(19.30%)
Total loans	215,374	201,427
Total loans, Percent change	6.90%
Goodwill	8,953	8,949
Goodwill, Percent change	0.00%
Other intangible assets	2,688	3,075
Other intangible assets, Percent change	(12.60%)
Assets	342,849	318,264
Assets, Percent change	7.70%
Noninterest-bearing deposits	67,241	53,856
Noninterest-bearing deposits, Percent change	24.90%
Interest checking	45,433	42,827
Interest checking, Percent change	6.10%
Savings products	76,470	71,773
Savings products, Percent change	6.50%
Time deposits	46,566	44,703
Time deposits, Percent change	4.20%
Total deposits	235,710	213,159
Total deposits, Percent change	10.60%
Total U.S. Bancorp shareholders' equity	$ 37,611	$ 32,200
Total U.S. Bancorp shareholders' equity, Percent change	16.80%